Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MassMutual Advantage Funds
Entity Central Index Key	0001859808
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	MML Clinton Limited Term Municipal Fund (formerly known as MassMutual Clinton Limited Term Municipal Fund)
Class Name	Class I
Trading Symbol	MMZPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Clinton Limited Term Municipal Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$15	0.29%
[1]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 61,500,000
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$61.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	46
Portfolio Turnover Rate	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	97.4%
Repurchase Agreement	2.6%

Largest States (% of Total Investments)
Texas	16.3%
Pennsylvania	11.0%
Georgia	9.7%
Illinois	9.5%
New York	9.2%
South Carolina	7.3%
Indiana	6.7%
Florida	6.4%
Wisconsin	3.9%
Ohio	3.9%

Class Y
Shareholder Report [Line Items]
Fund Name	MML Clinton Limited Term Municipal Fund (formerly known as MassMutual Clinton Limited Term Municipal Fund)
Class Name	Class Y
Trading Symbol	MMZQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Clinton Limited Term Municipal Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$20	0.39%
[2]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 61,500,000
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$61.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	46
Portfolio Turnover Rate	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	97.4%
Repurchase Agreement	2.6%

Largest States (% of Total Investments)
Texas	16.3%
Pennsylvania	11.0%
Georgia	9.7%
Illinois	9.5%
New York	9.2%
South Carolina	7.3%
Indiana	6.7%
Florida	6.4%
Wisconsin	3.9%
Ohio	3.9%

Class A
Shareholder Report [Line Items]
Fund Name	MML Clinton Limited Term Municipal Fund (formerly known as MassMutual Clinton Limited Term Municipal Fund)
Class Name	Class A
Trading Symbol	MMJDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Clinton Limited Term Municipal Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$32	0.64%
[3]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 61,500,000
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$61.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	46
Portfolio Turnover Rate	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	97.4%
Repurchase Agreement	2.6%

Largest States (% of Total Investments)
Texas	16.3%
Pennsylvania	11.0%
Georgia	9.7%
Illinois	9.5%
New York	9.2%
South Carolina	7.3%
Indiana	6.7%
Florida	6.4%
Wisconsin	3.9%
Ohio	3.9%

Class I
Shareholder Report [Line Items]
Fund Name	MML Clinton Municipal Fund (formerly known as MassMutual Clinton Municipal Fund)
Class Name	Class I
Trading Symbol	MMZVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Clinton Municipal Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$21	0.41%
[4]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 63,300,000
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$63.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	43
Portfolio Turnover Rate	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	29.0%
New York	13.9%
Illinois	11.3%
Florida	7.3%
Alabama	7.2%
Pennsylvania	6.5%
Indiana	3.6%
South Carolina	3.5%
Virginia	2.8%
Nebraska	2.6%

Class Y
Shareholder Report [Line Items]
Fund Name	MML Clinton Municipal Fund (formerly known as MassMutual Clinton Municipal Fund)
Class Name	Class Y
Trading Symbol	MMZWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Clinton Municipal Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$26	0.51%
[5]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 63,300,000
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$63.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	43
Portfolio Turnover Rate	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	29.0%
New York	13.9%
Illinois	11.3%
Florida	7.3%
Alabama	7.2%
Pennsylvania	6.5%
Indiana	3.6%
South Carolina	3.5%
Virginia	2.8%
Nebraska	2.6%

Class A
Shareholder Report [Line Items]
Fund Name	MML Clinton Municipal Fund (formerly known as MassMutual Clinton Municipal Fund)
Class Name	Class A
Trading Symbol	MMZUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Clinton Municipal Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$38	0.76%
[6]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 63,300,000
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$63.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	43
Portfolio Turnover Rate	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
Texas	29.0%
New York	13.9%
Illinois	11.3%
Florida	7.3%
Alabama	7.2%
Pennsylvania	6.5%
Indiana	3.6%
South Carolina	3.5%
Virginia	2.8%
Nebraska	2.6%

Class I
Shareholder Report [Line Items]
Fund Name	MML Clinton Municipal Credit Opportunities Fund (formerly known as MassMutual Clinton Municipal Credit Opportunities Fund)
Class Name	Class I
Trading Symbol	MMJBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$27	0.54%
[7]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 56,300,000
Holdings Count | $ / shares	37
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$56.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	37
Portfolio Turnover Rate	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
New York	24.3%
Illinois	16.2%
Texas	9.4%
Florida	8.5%
Alabama	6.3%
Colorado	5.5%
Pennsylvania	5.3%
North Carolina	4.0%
Tennessee	3.8%
Nebraska	3.8%

Class Y
Shareholder Report [Line Items]
Fund Name	MML Clinton Municipal Credit Opportunities Fund (formerly known as MassMutual Clinton Municipal Credit Opportunities Fund)
Class Name	Class Y
Trading Symbol	MMJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$32	0.64%
[8]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 56,300,000
Holdings Count | $ / shares	37
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$56.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	37
Portfolio Turnover Rate	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
New York	24.3%
Illinois	16.2%
Texas	9.4%
Florida	8.5%
Alabama	6.3%
Colorado	5.5%
Pennsylvania	5.3%
North Carolina	4.0%
Tennessee	3.8%
Nebraska	3.8%

Class A
Shareholder Report [Line Items]
Fund Name	MML Clinton Municipal Credit Opportunities Fund (formerly known as MassMutual Clinton Municipal Credit Opportunities Fund)
Class Name	Class A
Trading Symbol	MMJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$45	0.89%
[9]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 56,300,000
Holdings Count | $ / shares	37
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$56.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	37
Portfolio Turnover Rate	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	100.0%

Largest States (% of Total Investments)
New York	24.3%
Illinois	16.2%
Texas	9.4%
Florida	8.5%
Alabama	6.3%
Colorado	5.5%
Pennsylvania	5.3%
North Carolina	4.0%
Tennessee	3.8%
Nebraska	3.8%

Class I
Shareholder Report [Line Items]
Fund Name	MML Barings Global Floating Rate Fund (formerly known as MassMutual Global Floating Rate Fund)
Class Name	Class I
Trading Symbol	BXFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Global Floating Rate Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$37	0.75%
[10]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 109,100,000
Holdings Count | $ / shares	301
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$109.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	301
Portfolio Turnover Rate	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.8%
Corporate Debt	6.7%
Repurchase Agreement	5.2%
Common Stock	1.3%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	62.8%
United Kingdom	9.9%
Luxembourg	4.9%
Germany	3.1%
France	2.2%
Ireland	1.8%
Spain	1.5%
Netherlands	1.4%
Denmark	1.2%
Hong Kong	1.1%

Class Y
Shareholder Report [Line Items]
Fund Name	MML Barings Global Floating Rate Fund (formerly known as MassMutual Global Floating Rate Fund)
Class Name	Class Y
Trading Symbol	BXFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Global Floating Rate Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$37	0.75%
[11]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 109,100,000
Holdings Count | $ / shares	301
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$109.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	301
Portfolio Turnover Rate	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.8%
Corporate Debt	6.7%
Repurchase Agreement	5.2%
Common Stock	1.3%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	62.8%
United Kingdom	9.9%
Luxembourg	4.9%
Germany	3.1%
France	2.2%
Ireland	1.8%
Spain	1.5%
Netherlands	1.4%
Denmark	1.2%
Hong Kong	1.1%

Class A
Shareholder Report [Line Items]
Fund Name	MML Barings Global Floating Rate Fund (formerly known as MassMutual Global Floating Rate Fund)
Class Name	Class A
Trading Symbol	BXFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Global Floating Rate Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$50	1.00%
[12]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 109,100,000
Holdings Count | $ / shares	301
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$109.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	301
Portfolio Turnover Rate	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.8%
Corporate Debt	6.7%
Repurchase Agreement	5.2%
Common Stock	1.3%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	62.8%
United Kingdom	9.9%
Luxembourg	4.9%
Germany	3.1%
France	2.2%
Ireland	1.8%
Spain	1.5%
Netherlands	1.4%
Denmark	1.2%
Hong Kong	1.1%

Class C
Shareholder Report [Line Items]
Fund Name	MML Barings Global Floating Rate Fund (formerly known as MassMutual Global Floating Rate Fund)
Class Name	Class C
Trading Symbol	BXFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Global Floating Rate Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$87	1.75%
[13]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.75%
Net Assets	$ 109,100,000
Holdings Count | $ / shares	301
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$109.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	301
Portfolio Turnover Rate	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.8%
Corporate Debt	6.7%
Repurchase Agreement	5.2%
Common Stock	1.3%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	62.8%
United Kingdom	9.9%
Luxembourg	4.9%
Germany	3.1%
France	2.2%
Ireland	1.8%
Spain	1.5%
Netherlands	1.4%
Denmark	1.2%
Hong Kong	1.1%

Class I
Shareholder Report [Line Items]
Fund Name	MML Barings Unconstrained Income Fund (formerly known as MassMutual Global Credit Income Opportunities Fund)
Class Name	Class I
Trading Symbol	BXITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Unconstrained Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$42	0.85%
[14]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 140,900,000
Holdings Count | $ / shares	544
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$140.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	544
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	47.6%
Bank Loans	29.6%
Repurchase Agreement	8.9%
Non-U.S. Government Agency Obligations	7.7%
Investment of Cash Collateral from Securities Loaned	3.4%
Exchange-Traded Funds	2.2%
Sovereign Debt Obligations	0.4%
Common Stock	0.2%
Preferred Stock	0.0%
Rights	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	46.5%
United Kingdom	7.8%
Ireland	4.8%
Germany	4.7%
Cayman Islands	3.4%
France	3.1%
Luxembourg	2.6%
Canada	1.8%
Netherlands	1.6%
Mexico	1.2%

Class Y
Shareholder Report [Line Items]
Fund Name	MML Barings Unconstrained Income Fund (formerly known as MassMutual Global Credit Income Opportunities Fund)
Class Name	Class Y
Trading Symbol	BXIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Unconstrained Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$45	0.90%
[15]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 140,900,000
Holdings Count | $ / shares	544
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$140.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	544
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	47.6%
Bank Loans	29.6%
Repurchase Agreement	8.9%
Non-U.S. Government Agency Obligations	7.7%
Investment of Cash Collateral from Securities Loaned	3.4%
Exchange-Traded Funds	2.2%
Sovereign Debt Obligations	0.4%
Common Stock	0.2%
Preferred Stock	0.0%
Rights	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	46.5%
United Kingdom	7.8%
Ireland	4.8%
Germany	4.7%
Cayman Islands	3.4%
France	3.1%
Luxembourg	2.6%
Canada	1.8%
Netherlands	1.6%
Mexico	1.2%

Class A
Shareholder Report [Line Items]
Fund Name	MML Barings Unconstrained Income Fund (formerly known as MassMutual Global Credit Income Opportunities Fund)
Class Name	Class A
Trading Symbol	BXIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Unconstrained Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$58	1.16%
[16]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Net Assets	$ 140,900,000
Holdings Count | $ / shares	544
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$140.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	544
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	47.6%
Bank Loans	29.6%
Repurchase Agreement	8.9%
Non-U.S. Government Agency Obligations	7.7%
Investment of Cash Collateral from Securities Loaned	3.4%
Exchange-Traded Funds	2.2%
Sovereign Debt Obligations	0.4%
Common Stock	0.2%
Preferred Stock	0.0%
Rights	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	46.5%
United Kingdom	7.8%
Ireland	4.8%
Germany	4.7%
Cayman Islands	3.4%
France	3.1%
Luxembourg	2.6%
Canada	1.8%
Netherlands	1.6%
Mexico	1.2%

Class C
Shareholder Report [Line Items]
Fund Name	MML Barings Unconstrained Income Fund (formerly known as MassMutual Global Credit Income Opportunities Fund)
Class Name	Class C
Trading Symbol	BXICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Barings Unconstrained Income Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$97	1.95%
[17]
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.95%
Net Assets	$ 140,900,000
Holdings Count | $ / shares	544
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2026)

Total Net Assets (Millions)	$140.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	544
Portfolio Turnover Rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	47.6%
Bank Loans	29.6%
Repurchase Agreement	8.9%
Non-U.S. Government Agency Obligations	7.7%
Investment of Cash Collateral from Securities Loaned	3.4%
Exchange-Traded Funds	2.2%
Sovereign Debt Obligations	0.4%
Common Stock	0.2%
Preferred Stock	0.0%
Rights	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	46.5%
United Kingdom	7.8%
Ireland	4.8%
Germany	4.7%
Cayman Islands	3.4%
France	3.1%
Luxembourg	2.6%
Canada	1.8%
Netherlands	1.6%
Mexico	1.2%

[1]
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[17]
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